Provisions (Schedule of changes in provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions, beginning balance	$ 218,924	$ 227,508
Net additional provisions made	76,127	17,497
Amounts used	(15,525)	(7,393)
Unwinding of discount	4,392	4,684
Effect of change in discount rate	23,635	(462)
Effect of foreign exchange	7,648	(12,587)
Effect of change in share price	(776)	(10,323)
Provisions, ending balance	314,425	218,924
Decommissioning, restoration and similar liabilities [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	202,024	200,041
Net additional provisions made	68,881	9,031
Amounts used	(4,136)	(188)
Unwinding of discount	4,392	4,684
Effect of change in discount rate	23,635	(462)
Effect of foreign exchange	7,320	(11,082)
Effect of change in share price	0	0
Provisions, ending balance	302,116	202,024
Deferred share units [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	4,288	6,623
Net additional provisions made	1,479	973
Amounts used	(1,668)	0
Unwinding of discount	0	0
Effect of change in discount rate	0	0
Effect of foreign exchange	99	(458)
Effect of change in share price	(322)	(2,850)
Provisions, ending balance	3,876	4,288
Restricted share units [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	12,201	19,409
Net additional provisions made	2,885	7,493
Amounts used	(9,380)	(6,435)
Unwinding of discount	0	0
Effect of change in discount rate	0	0
Effect of foreign exchange	225	(973)
Effect of change in share price	(454)	(7,293)
Provisions, ending balance	5,477	12,201
Other [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	411	1,435
Net additional provisions made	2,882	0
Amounts used	(341)	(770)
Unwinding of discount	0	0
Effect of change in discount rate	0	0
Effect of foreign exchange	4	(74)
Effect of change in share price	0	(180)
Provisions, ending balance	$ 2,956	$ 411